UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report

for

Fidelity ® Commodity Strategy
Central Fund

October 31, 2012

1.901065.104

CRC-QTLY-1212

Consolidated Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 2.7%
	Principal Amount	Value
Deutsche Bank AG:
0.054% 6/13/13 (b)(e)(f)	$ 7,500,000	$ 9,984,369
0.0575% 1/10/13 (b)(e)(f)	6,800,000	7,725,561
TOTAL COMMODITY-LINKED NOTES (Cost $14,300,000)		17,709,930
U.S. Treasury Obligations - 9.9%

U.S. Treasury Bills, yield at date of purchase 0.11% to 0.12% 11/23/12 to 12/6/12 (c)(d) (Cost $64,993,539)	65,000,000	64,995,009
Money Market Funds - 88.4%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $578,870,361)	578,870,361	578,870,361
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $658,163,900)		661,575,300
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,298,921)
NET ASSETS - 100%		$ 655,276,379
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
190 CBOT Corn Contracts	Dec. 2012	$ 7,179,625	$ (409,450)
108 CBOT Soybean Contracts	Jan. 2013	8,363,250	29,957
101 CBOT Soybean Oil Contracts	Jan. 2013	3,062,118	(51,765)
144 CBOT Wheat Contracts	Dec. 2012	6,224,400	(233,570)
57 CME Lean Hogs Contracts	Dec. 2012	1,784,670	141,206
69 CME Live Cattle Contracts	Dec. 2012	3,475,530	(100,249)
77 COMEX Copper Contracts	Dec. 2012	6,771,188	183,946
56 COMEX Gold 100 oz. Contracts	Dec. 2012	9,626,960	723,062
18 COMEX Silver Contracts	Dec. 2012	2,908,440	350,663
43 IPE Brent Crude Contracts	Jan. 2013	4,625,080	(276,682)
28 NYBOT Coffee 'C' Contracts	Dec. 2012	1,623,825	(161,590)
105 LME Aluminum Contracts	Jan. 2013	4,988,813	(380,585)
21 LME Nickel Contracts	Jan. 2013	2,039,814	(213,282)
62 LME Zinc Contracts	Jan. 2013	2,889,200	(215,474)
38 NYBOT Cotton No. 2 Contracts	Dec. 2012	1,331,330	9,758
134 NYBOT Sugar Contracts	March 2013	2,920,557	(131,061)
27 NYMEX Gasoline RBOB Contracts	Jan. 2013	2,950,895	(173,046)
24 NYMEX Heating Oil Contracts	Jan. 2013	3,076,315	(84,088)
318 NYMEX Natural Gas Contracts	Jan. 2013	12,147,600	(205,892)
88 NYMEX WTI Crude Oil Contracts	Jan. 2013	7,632,240	(426,924)
COMMODITY FUTURES CONTRACTS		$ 95,621,850	$ (1,625,066)

The face value of futures purchased as a percentage of net assets is 14.6%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	$ 10,000,000	$ (200,543)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Jan. 2013	25,000,000	(136,342)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Dec. 2012	25,000,000	(837,336)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Jan. 2013	17,400,000	(348,302)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Citibank	Jan. 2013	20,000,000	(497,009)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Nov. 2012	20,000,000	(346,828)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	Dec. 2012	30,000,000	(681,690)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2012	10,500,000	31,127
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Feb. 2013	10,762,310	15,938
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	$ 25,000,000	$ (353,749)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2012	14,300,000	(50,695)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Dec. 2012	25,000,000	(402,430)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Jan. 2013	26,500,000	(48,369)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	35,000,000	(750,907)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Nov. 2012	13,500,000	(315,910)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Dec. 2012	20,000,000	(455,128)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	Jan. 2013	61,500,000	(610,792)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2012	10,100,000	(67,794)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2012	$ 25,000,000	$ (568,910)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Jan. 2013	24,700,000	(180,575)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	7,650,000	56,637
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2012	15,000,000	(260,380)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Dec. 2012	24,900,000	(400,398)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Jan. 2013	24,200,000	(131,700)
		$ 521,012,310	$ (7,542,085)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,709,930 or 2.7% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,408,643.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $47,186,203.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 263,498
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Central Cayman Ltd.	$ 139,203,723	$ 24,999,992	$ 40,000,004	$ -	$ 117,316,435
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 64,995,009	$ -	$ 64,995,009	$ -
Commodity-Linked Notes	17,709,930	-	17,709,930	-
Money Market Funds	578,870,361	578,870,361	-	-
Total Investments in Securities:	$ 661,575,300	$ 578,870,361	$ 82,704,939	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,438,592	$ 1,438,592	$ -	$ -
Swap Agreements	103,702	-	103,702	-
Total Assets	$ 1,542,294	$ 1,438,592	$ 103,702	$ -
Liabilities
Futures Contracts	$ (3,063,658)	$ (3,063,658)	$ -	$ -
Swap Agreements	(7,645,787)	-	(7,645,787)	-
Total Liabilities	$ (10,709,445)	$ (3,063,658)	$ (7,645,787)	$ -
Total Derivative Instruments:	$ (9,167,151)	$ (1,625,066)	$ (7,542,085)	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $813,597,684. Net unrealized depreciation aggregated $158,358,396, of which $3,409,930 related to appreciated investment securities and $161,768,326 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related instruments through Fidelity Commodity Return Central Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2012, the Fund held $117,316,435 in the Subsidiary, representing 17.9% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012